CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 3,806,399	$ 5,583,922	$ 6,250,241
Prepaid expenses	707,194	105,078	82,578
Total current assets	4,513,593	5,689,000	6,795,506
Right of use asset	207,359	287,692	58,778
Marketable securities		0	462,687
Property and equipment, net	9,633	7,108	5,972
Other assets	8,435	8,435	8,435
Total assets	4,739,020	5,992,235	6,868,691
Current liabilities
Accounts payable	265,407	859,638	757,856
Note payable	46,124	0	120,491
Accrued liabilities	424,415	704,340	1,240,616
Total current liabilities	689,822	1,563,978	2,118,963
Long term liabilities
Lease liability	95,347	183,589	0
Note Payable			124,166
Total long term liabilities	95,347	183,589	124,166
Total liabilities	785,169	1,747,567	2,243,129
Commitments and contingencies	0	0	0
Preferred stock, undesignated, authorized 4,818,654 shares; See Note F
Series A Preferred stock, par value $.0001, issued 5,181,346 shares; outstanding 210, as of September 30, 2022 and December 31, 2021, respectively Preferred stock, undesignated, authorized 4,818,654 shares; See Note 8		2,521	1,262
Common stock, par value $.0001 per share; authorized 400,000,000 shares; issued and outstanding 29,980,183 as of September 30, 2022 and 25,206,914 as of December 31, 2021, respectively	2,998
Additional paid-in capital	290,944,132	282,736,332	250,644,197
Accumulated other comprehensive loss			(70)
Accumulated deficit	(286,993,279)	(278,494,185)	(246,019,827)
Total stockholders' equity	3,953,851	4,244,668	4,625,562
Total liabilities and stockholders' equity	$ 4,739,020	$ 5,992,235	$ 6,868,691